Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements - VIE's [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Financial Statements [Line Items]
Total current assets	$ 186,180,819	$ 138,221,303	$ 159,234,732
Total assets	190,452,203	150,451,534	160,885,760
Total current liabilities	84,230,663	64,325,004	90,440,038
Total liabilities	85,991,758	67,371,528	90,589,026
Revenue generated from services	106,659,899	101,751,348	92,067,474
Revenue generated from sales	185,461,514	117,275,333	68,132,237
Total revenue	292,121,413	219,026,681	160,199,711
Net income from continuing operations	23,634,372	18,180,563	33,612,404
Net cash (used in) provided by operating activities	31,958,893	(16,212,682)	525,753
Net cash provided by investing activities	3,394,659	17,767,612	569,301
Net cash (used in) provided by financing activities	$ 141,225	$ (287,123)	$ (919,642)